Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 115,616	¥ 754,390	¥ 910,280
Less: accumulated depreciation	(98,557)	(643,082)	(600,419)
Impairment of plant and equipment			(7,219)
Property, plant and equipment, net	17,059	111,308	302,642
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	10,560	68,903	68,319
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	101,137	659,915	817,715
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	486	3,171	3,163
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3,196	20,855	19,631
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 237	¥ 1,546	¥ 1,452